UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2019

Date of reporting period:	7/31/2018

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

(Formerly known as Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund)

SEMIANNUAL REPORT

JULY 31, 2018

PGIM Core Short-Term Bond Fund—Objective: Income consistent with relative stability of principal

PGIM Core Ultra Short Bond Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

PGIM Institutional Money Market Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Investment Portfolios 2	3

This Page Intentionally Left Blank

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/18	Average Annual Total Returns as of 7/31/18
Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond
1.16	2.29	1.75	2.29
Lipper Ultra Short Obligations Funds Average
0.87	1.53	0.88	1.18
3 Month LIBOR IX
1.10	1.84	0.78	0.72

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Lipper Ultra Short Obligations Funds Average—The Lipper Ultra Short Obligation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Ultra Short Obligation Funds universe for the periods noted. Funds in the Lipper Average primarily invest in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

3 Month LIBOR IX—The 3 Month London InterBank Offered Rate Index is the average rate at which a panel of leading banks borrowed US dollar funds from one another with a maturity of three months during the periods noted. LIBOR is the most widely used “benchmark” or reference rate for short term interest rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Investment Portfolios 2	5

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Distributions and Yields as of 7/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.12	2.63	2.63

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 7/31/18 (%)
AAA	25.6
AA	14.8
A	19.3
BBB	8.2
BB	2.3
B	0.6
D	0.1
Not Rated	0.3
Cash/Equivalents	28.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/18	Average Annual Total Returns as of 7/31/18
Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
0.96	1.64	0.64	0.55
iMoneyNet Prime Institutional Funds Average
0.83	1.36	0.43	0.36

*Not annualized

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 7/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.01	2.12	2.12

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Investment Portfolios 2	7

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 7/31/18 (%)
A-1+/P-1	67.7
A-1/P-1	25.4
Not Rated	6.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P and Fitch. Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/18	Average Annual Total Returns as of 7/31/18
Six Months* (%)	One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
0.95	1.62	1.20 (7/19/16)
iMoneyNet Prime Institutional Funds Average
0.83	1.36	0.98

*Not annualized

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Average are measured from the closest month-end to the Fund’s inception date.

Institutional Money Market Fund Yield Comparison

Prudential Investment Portfolios 2	9

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 25, 2017 to July 31, 2018, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2018.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Investment Portfolios 2	11

Fees and Expenses (continued)

PGIM Core Short-Term Bond Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.60	0.03%	$0.15
	Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

PGIM Core Ultra Short Bond Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,009.60	0.01%	$0.05
	Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

PGIM Institutional Money Market Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,009.50	0.07%	$0.35
	Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Series’ fiscal year ending January 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 72.1%

ASSET-BACKED SECURITIES 18.4%

Automobiles 6.5%
Ally Auto Receivables Trust,
Series 2018-3, Class A3	3.000%		01/17/23	15,000	$14,986,335
Ally Master Owner Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 0.430%	2.502	(c)	06/15/22	6,600	6,619,496
Series 2018-2, Class A	3.290		05/15/23	9,100	9,114,599
Bank of The West Auto Trust,
Series 2017-1, Class A2, 144A	1.780		02/15/21	944	939,401
Series 2017-1, Class A3, 144A	2.110		01/15/23	1,000	982,061
BMW Floorplan Master Owner Trust,
Series 2018-1, Class A1, 144A	3.150		05/15/23	5,000	4,990,191
CarMax Auto Owner Trust,
Series 2017-4, Class A3	2.110		10/17/22	2,300	2,264,245
Series 2018-1, Class A3	2.480		11/15/22	2,900	2,868,127
Series 2018-2, Class A3	2.980		01/17/23	4,800	4,781,966
Series 2018-3, Class A3^	3.130		06/15/23	9,100	9,098,760
Ford Credit Auto Lease Trust,
Series 2018-A, Class A2A	2.710		12/15/20	8,600	8,592,216
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A	2.310		04/15/26	2,800	2,777,283
Series 2016-1, Class A, 144A	2.310		08/15/27	3,250	3,179,008
Ford Credit Floorplan Master Owner Trust A,
Series 2016-5, Class A1	1.950		11/15/21	4,500	4,442,342
Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.532	(c)	11/15/21	3,915	3,924,970
Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.422	(c)	09/15/22	7,500	7,512,759
GM Financial Automobile Leasing Trust,
Series 2017-2, Class A2B, 1 Month LIBOR + 0.300%	2.386	(c)	01/21/20	1,872	1,872,849
Series 2017-3, Class A2B, 1 Month LIBOR + 0.240%	2.326	(c)	01/21/20	2,401	2,402,229
Series 2018-2, Class A2A	2.830		07/20/20	11,000	10,999,027
GM Financial Consumer Automobile Receivables Trust,
Series 2018-3, Class A3	3.020		05/16/23	4,100	4,092,493
GMF Floorplan Owner Revolving Trust,
Series 2017-2, Class A2, 144A, 1 Month LIBOR + 0.430%	2.502	(c)	07/15/22	9,000	9,022,892
Honda Auto Receivables Owner Trust,
Series 2018-2, Class A3	3.010		05/18/22	4,800	4,798,420
Hyundai Auto Lease Securitization Trust,
Series 2017-A, Class A2B, 144A, 1 Month LIBOR + 0.300%	2.372	(c)	07/15/19	948	948,293
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, Class A3	3.030		01/17/23	4,300	4,295,356

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	13

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Nissan Auto Lease Trust,
Series 2017-A, Class A2B, 1 Month LIBOR + 0.200%	2.272	%(c)	09/16/19	5,657	$5,656,475
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%	2.282	(c)	12/16/19	5,100	5,100,807
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3	3.060		03/15/23	4,300	4,294,928
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.502	(c)	04/18/22	20,000	20,069,988
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 144A	2.020		03/20/20	4,276	4,259,009
Series 2018-A, Class A2A, 144A	2.710		10/20/20	9,900	9,885,025
World Omni Auto Receivables Trust,
Series 2018-C, Class A3^	3.130		11/15/23	8,100	8,099,244
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2	2.590		11/16/20	9,700	9,682,312

					192,553,106

Credit Cards 4.2%
American Express Credit Account Master Trust,
Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.442	(c)	12/15/21	10,000	10,020,163
Series 2018-6, Class A	3.060		02/15/24	7,700	7,686,734
BA Credit Card Trust,
Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	2.452	(c)	06/15/21	15,129	15,151,040
Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.462	(c)	10/15/21	14,400	14,435,509
Chase Issuance Trust,
Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.372	(c)	01/18/22	13,400	13,435,775
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.502	(c)	07/15/21	27,100	27,140,417
Series 2014-A4, Class A4	2.120		12/15/21	17,400	17,305,185
Series 2016-A2, Class A2, 1 Month LIBOR + 0.540%	2.612	(c)	09/15/21	1,700	1,703,672
Series 2018-A4, Class A4	3.110		01/16/24	7,400	7,393,179
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.332	(c)	08/16/21	9,000	9,007,599

					123,279,273

Home Equity Loans 5.4%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184		03/25/33	293	291,492
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.680%	2.744	(c)	04/25/33	765	750,943

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
ABFC Trust, (cont’d.)
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.900%	2.964	%(c)	03/25/34	752	$750,931
Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	3.314	(c)	06/25/34	5,319	5,370,530
Accredited Mortgage Loan Trust,
Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.764	(c)	01/25/35	1,303	1,298,069
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 2.550%	4.614	(c)	11/25/33	54	56,299
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	12/25/33	1,753	1,741,402
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.844	(c)	04/25/34	3,464	3,419,615
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.414	(c)	02/25/33	5,493	5,429,968
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.804	(c)	12/25/33	269	265,041
Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	3.189	(c)	01/25/34	286	285,449
Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	10/25/33	1,901	1,869,753
Series 2003-9, Class AV2, 1 Month LIBOR + 0.680%	2.744	(c)	09/25/33	193	191,695
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	7.689	(c)	09/25/33	1,000	949,142
Series 2003-W3, Class M2, 1 Month LIBOR + 2.700%	4.447	(c)	09/25/33	9,692	9,751,885
Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.264	(c)	10/25/33	2,629	2,588,484
Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	10/25/33	24	24,398
Series 2004-W5, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	04/25/34	163	162,705
Series 2004-W6, Class AV2, 1 Month LIBOR + 0.900%	2.964	(c)	05/25/34	374	372,495
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.889	(c)	05/25/34	361	359,768
Series 2004-W7, Class M1, 1 Month LIBOR + 0.825%	2.889	(c)	05/25/34	12,722	12,737,971
Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	3.024	(c)	05/25/34	62	62,591
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.744	(c)	11/25/33	193	187,349
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.874	(c)	06/25/34	259	258,295
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	08/25/34	4,293	4,294,733
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	3.039	(c)	12/25/34	1,216	1,221,890
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1, 1 Month LIBOR + 1.230%	3.294	(c)	06/25/43	622	614,126
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	03/25/34	3,431	3,440,715
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	11/25/33	2,160	2,135,953
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	3.039	(c)	03/25/34	809	795,905
Conseco Finance Corp.,
Series 2001-C, Class M1, 1 Month LIBOR + 0.700%	2.772	(c)	08/15/33	6	6,339

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	15

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Equifirst Mortgage Loan Trust,
Series 2003-1, Class M2, 1 Month LIBOR + 2.850%	4.914	%(c)	12/25/32	77	$77,426
Home Equity Asset Trust,
Series 2002-3, Class M1, 1 Month LIBOR + 1.350%	3.414	(c)	02/25/33	627	623,316
Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.564	(c)	03/25/33	452	449,495
Series 2003-2, Class M1, 1 Month LIBOR + 1.320%	3.384	(c)	08/25/33	1,090	1,094,151
Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	3.354	(c)	08/25/33	1,112	1,116,756
Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.264	(c)	10/25/33	5,755	5,666,735
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	3.144	(c)	04/25/34	423	426,217
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.764	(c)	09/25/34	793	786,899
Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.764	(c)	09/25/34	170	167,698
Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.889	(c)	10/25/34	1,746	1,752,125
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%	2.864	(c)	08/25/35	51	48,223
Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	3.264	(c)	08/25/35	504	506,653
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1, 1 Month LIBOR + 1.500%	3.564	(c)	11/25/32	337	335,548
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	3.264	(c)	05/25/33	1,323	1,311,689
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.339	(c)	04/25/33	2,277	2,277,042
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450%	5.514	(c)	04/25/33	88	85,114
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	09/25/33	1,248	1,238,158
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625%	4.689	(c)	09/25/33	61	59,658
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.084	(c)	10/25/33	235	232,785
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.009	(c)	06/25/34	803	803,842
Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.804	(c)	01/25/34	1,253	1,244,046
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	08/25/34	3,578	3,616,960
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	3.024	(c)	09/25/34	18,259	18,442,724
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	3.414	(c)	03/25/33	496	496,674
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	3.474	(c)	10/25/32	469	468,030
Series 2002-NC5, Class M2, 1 Month LIBOR + 2.400%	4.464	(c)	10/25/32	51	47,881
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.189	(c)	10/25/33	3,451	3,449,627
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	3.144	(c)	01/25/34	5,694	5,710,351
Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.949	(c)	05/25/34	4,196	4,170,437
Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.994	(c)	11/25/34	12,150	12,174,852
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.829	(c)	02/25/35	11,343	11,278,498
Option One Mortgage Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	01/25/34	1,362	1,351,337

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2003-1, Class A, 1 Month LIBOR + 0.860%	2.924	%(c)	06/25/33	289	$278,598
Residential Asset Securities Trust,
Series 2004-KS1, Class AI5	5.721	(cc)	02/25/34	2,420	2,462,692
Series 2004-KS5, Class AI5	4.904	(cc)	06/25/34	7,892	8,001,305
Saxon Asset Securities Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.795%	2.859	(c)	03/25/31	377	255,843
Series 2001-3, Class M1, 1 Month LIBOR + 1.170%	3.234	(c)	07/25/31	38	37,626
Series 2003-3, Class M2, 1 Month LIBOR + 2.400%	4.333	(c)	12/25/33	67	62,422
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.844	(c)	02/25/34	3,274	3,298,898
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.829	(c)	02/25/35	1,736	1,723,527

					159,317,789

Residential Mortgage-Backed Securities 2.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R5, Class M1, 1 Month LIBOR + 0.870%	2.934	(c)	07/25/34	641	642,501
Series 2005-R09, Class AF5	4.461	(cc)	11/25/35	1,109	1,119,173
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	2.394	(c)	01/25/36	29	28,929
Amortizing Residential Collateral Trust,
Series 2002-BC5, Class M2, 1 Month LIBOR + 1.800%	3.864	(c)	07/25/32	80	79,031
Chase Funding Trust,
Series 2002-2, Class 2A1, 1 Month LIBOR + 0.500%	2.564	(c)	05/25/32	403	392,021
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%	2.724	(c)	11/25/32	540	535,859
Countrywide Asset-Backed Certificates,
Series 2003-2, Class 3A, 1 Month LIBOR + 0.500%	2.570	(c)	08/26/33	372	367,626
Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	3.114	(c)	07/25/33	212	211,424
Series 2004-ECC1, Class M1, 1 Month LIBOR + 0.945%	3.009	(c)	11/25/34	2,581	2,529,860
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	3.084	(c)	11/25/33	736	718,531
CWABS, Inc., Asset-Backed Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.814	(c)	03/25/34	513	515,202
Equity One Mortgage Pass-Through Trust,
Series 2003-1, Class M1	4.860	(cc)	08/25/33	98	98,894
Finance America Mortgage Loan Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.870%	2.934	(c)	11/25/34	7,762	7,869,485
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A1, 1 Month LIBOR + 0.720%	2.784	(c)	08/25/34	237	230,463

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	17

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.114	%(c)	12/25/33	379	$372,186
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.739	(c)	02/25/34	1,688	1,693,725
Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.919	(c)	07/25/34	853	867,908
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.934	(c)	05/25/34	4,471	4,412,356
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.039	(c)	08/25/34	4,023	4,025,530
GSAMP Trust,
Series 2003-FM1, Class M2, 1 Month LIBOR + 2.775%	4.861	(c)	03/20/33	64	64,131
Series 2004-FM1, Class M2, 1 Month LIBOR + 2.100%	4.164	(c)	11/25/33	11	11,127
Series 2004-NC1, Class M1, 1 Month LIBOR + 0.825%	2.889	(c)	03/25/34	2,130	2,109,374
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A4, 1 Month LIBOR + 0.250%	2.314	(c)	03/25/36	1,400	1,328,795
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1, 1 Month LIBOR + 1.125%	3.189	(c)	07/25/33	1,093	1,092,301
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%	3.084	(c)	08/25/33	859	862,403
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.814	(c)	02/25/34	12,395	12,408,488
Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.859	(c)	06/25/34	3,386	3,351,391
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.919	(c)	07/25/34	3,213	3,205,490
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.850%	4.914	(c)	02/25/34	233	230,057
Series 2004-WMC1, Class M2, 1 Month LIBOR + 1.650%	3.714	(c)	10/25/34	1,098	1,092,126
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	2.964	(c)	05/25/34	533	529,926
Popular ABS Mortgage Pass-Through Trust,
Series 2004-4, Class M1	4.377	(cc)	09/25/34	812	817,041
Saxon Asset Securities Trust,
Series 2004-2, Class AF3	4.328	(cc)	08/25/35	1,017	1,022,977
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%	3.264	(c)	01/25/34	127	127,555
Series 2003-BC3, Class M1, 1 Month LIBOR + 0.975%	3.039	(c)	08/25/34	3,934	3,817,033
Series 2004-BC4, Class A1B, 1 Month LIBOR + 0.800%	2.864	(c)	10/25/35	708	691,397
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2, 1 Month LIBOR + 0.680%	2.744	(c)	01/25/33	128	127,233
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OW1, Class A4, 144A, 1 Month LIBOR + 0.400%	2.464	(c)	12/25/35	72	72,228

					59,671,777

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans 0.3%
Navient Student Loan Trust,
Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.814	%(c)	06/25/65	197	$197,274
Series 2016-3A, Class A1, 144A, 1 Month LIBOR + 0.600%	2.664	(c)	06/25/65	170	169,817
Series 2016-6A, Class A1, 144A, 1 Month LIBOR + 0.480%	2.544	(c)	03/25/66	535	535,337
Series 2017-1A, Class A1, 144A, 1 Month LIBOR + 0.400%	2.464	(c)	07/26/66	601	601,480
Series 2018-3A, Class A1, 144A, 1 Month LIBOR + 0.270%	2.358	(c)	03/25/67	7,500	7,500,121

					9,004,029

TOTAL ASSET-BACKED SECURITIES (cost $510,031,707)					543,825,974

CERTIFICATES OF DEPOSIT 1.3%
American Express National Bank	1.650		09/19/19	20,000	19,815,680
Nordea Bank AB, 3 Month LIBOR + 0.300%	2.621	(c)	06/05/20	9,500	9,503,363
Nordea Bank AB, 3 Month LIBOR + 0.300%	2.636	(c)	06/12/20	10,000	10,003,640

TOTAL CERTIFICATES OF DEPOSIT (cost $39,466,499)					39,322,683

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.6%
BANK,
Series 2017-BNK5, Class A1	1.909		06/15/60	1,798	1,751,923
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671%	2.743	(c)	03/15/37	35,000	34,934,071
CD Mortgage Trust,
Series 2017-CD6, Class A1	2.168		11/13/50	3,849	3,775,595
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A2	3.161		09/10/46	3,727	3,726,006
Series 2013-GC17, Class A2	2.962		11/10/46	7,801	7,799,715
Series 2015-GC27, Class A1	1.353		02/10/48	1,621	1,612,897
Series 2016-P4, Class A2	2.450		07/10/49	20,000	19,560,818
Cold Storage Trust,
Series 2017-ICE3, Class A, 144A, 1 Month LIBOR + 1.000%	3.072	(c)	04/15/36	45,000	45,139,959

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	19

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928%		02/10/47	2,790	$2,790,368
Series 2014-LC17, Class A1	1.381		10/10/47	1,250	1,246,918
Series 2014-UBS2, Class A2	2.820		03/10/47	15,920	15,915,471
Series 2014-UBS3, Class A2	2.844		06/10/47	2,170	2,168,342
Series 2014-UBS5, Class A2	3.031		09/10/47	5,126	5,127,783
Series 2015-CR25, Class A2	3.104		08/10/48	8,561	8,543,371
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class A1	1.684		04/15/50	5,514	5,473,224
DBJPM Mortgage Trust,
Series 2016-C1, Class A1	1.676		05/10/49	1,612	1,584,823
Series 2016-C3, Class A1	1.502		09/10/49	906	884,673
GE Business Loan Trust,
Series 2006-2A, Class A, 144A, 1 Month LIBOR + 0.180%	2.252	(c)	11/15/34	1,791	1,758,352
GS Mortgage Securities Trust,
Series 2013-GC16, Class A2	3.033		11/10/46	6,419	6,416,405
Hyatt Hotel Portfolio Trust,
Series 2017-HYT2, Class A, 144A, 1 Month LIBOR + 0.658%	2.730	(c)	08/09/32	20,000	19,987,306
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A2	2.872		07/15/47	8,644	8,638,302
Series 2014-C20, Class A3A2, 144A	3.472		07/15/47	25,000	25,066,020
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850%	2.922	(c)	10/15/32	20,000	20,010,336
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950%	3.040	(c)	07/05/33	20,000	19,987,856
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272		07/15/45	10,000	9,988,156
Series 2013-C15, Class A2FL, 144A, 1 Month LIBOR + 0.650%	2.723	(c)	11/15/45	280	280,028
Series 2014-C21, Class A2	2.892		08/15/47	5,765	5,763,405
Series 2014-C22, Class A1	1.451		09/15/47	1,240	1,236,389
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class A1, 144A	2.417		03/10/50	3,978	3,901,633
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A3	2.655		02/15/46	8,772	8,520,399
Series 2014-C14, Class A2	2.916		02/15/47	946	945,315
Series 2014-C17, Class A2	3.119		08/15/47	5,213	5,219,797
Series 2014-C19, Class A1	1.573		12/15/47	2,915	2,897,009
Series 2014-C19, Class A2	3.101		12/15/47	5,000	5,006,571
Series 2015-C20, Class A1	1.405		02/15/48	1,728	1,717,596

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2015-C24, Class A2	3.088%		05/15/48	5,000	$4,984,878
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4	3.244		03/15/45	2,150	2,139,831
RETL,
Series 2018-RVP, Class A, 144A, 1 Month LIBOR + 1.100%	3.172	(c)	03/15/33	22,845	22,930,025
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	3.292	(c)	11/15/27	22,779	22,788,506
UBS Commercial Mortgage Trust,
Series 2017-C1, Class A1	1.887		06/15/50	2,472	2,416,457
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4	3.525		05/10/63	43,642	43,765,328
Series 2012-C3, Class A3	2.728		08/10/49	2,077	2,060,397
Series 2012-C4, Class A3	2.533		12/10/45	17,836	17,621,263
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	2.823	(c)	03/15/47	3,000	3,023,625

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $435,625,739)					431,107,142

CORPORATE BONDS 37.8%

Aerospace & Defense 0.1%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.290%	2.646	(c)	05/11/20	4,000	4,013,120

Auto Manufacturers 4.8%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.505	(c)	11/13/19	5,000	5,007,147
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.695	(c)	02/14/20	26,000	26,060,330
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	1.500		04/11/19	24,000	23,778,385
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.250%	2.613	(c)	11/05/18	9,000	9,005,096
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.893	(c)	05/05/20	15,000	15,050,300
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	3.156	(c)	03/12/19	4,735	4,749,479
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN	2.250		01/15/19	7,000	6,986,796

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	21

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Harley-Davidson Financial Services, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	2.831	%(c)	05/21/20	9,750	$9,770,793
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.727	(c)	07/13/20	2,400	2,402,250
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060% (Cap N/A, Floor 0.000%)	2.415	(c)	05/15/19	10,000	9,999,199
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.617	(c)	04/13/21	10,000	10,017,800
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.820%	3.151	(c)	02/19/19	20,000	20,095,245

					142,922,820

Banks 13.5%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	2.973	(c)	01/18/19	25,000	25,057,500
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.656	(c)	07/02/20	25,000	25,023,146
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.689	(c)	11/09/20	600	600,730
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.250%	2.577	(c)	09/11/19	25,000	25,019,953
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.797	(c)	04/13/21	7,500	7,530,810
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes	1.450		05/10/19	26,000	25,757,109
Capital One NA,
Sr. Unsec’d. Notes	1.850		09/13/19	24,500	24,189,363
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.595	(c)	09/18/19	699	699,213
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.678	(c)	05/01/20	20,000	20,029,546
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.655	(c)	06/25/20	16,000	15,996,951
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.375	(c)	04/25/19	25,000	25,160,500
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.375		07/23/19	10,000	9,960,648
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.087	(c)	07/23/19	1,900	1,909,331
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.839	(c)	05/22/20	40,000	40,192,830
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.840%	3.175	(c)	09/17/18	16,000	16,018,851
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.691	(c)	05/19/20	25,000	25,090,870

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.701	%(c)	03/02/20	30,000	$30,076,345
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.729	(c)	04/30/21	10,000	10,013,371
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.480%	3.816	(c)	03/14/19	25,000	25,209,636
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.606	(c)	06/11/20	20,000	20,026,560
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.592	(c)	07/24/20	12,000	12,011,400
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.655	(c)	04/26/21	13,000	13,012,813

					398,587,476

Beverages 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.919	(c)	02/22/19	10,000	10,032,264

Biotechnology 2.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.900		05/10/19	20,000	19,875,881
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.673	(c)	05/10/19	30,000	30,062,286
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	1.850		09/04/18	12,000	11,994,120

					61,932,287

Chemicals 0.0%
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	2.888	(c)	05/01/20	460	462,553

Commercial Services 0.9%
Western Union Co. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129	(c)	05/22/19	25,500	25,567,134

Computers 2.9%
Apple, Inc.,
Sr. Unsec’d. Notes	1.500		09/12/19	25,000	24,702,821

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	23

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Apple, Inc., (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%	3.150	%(c)	02/22/19	10,000	$10,047,423
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.100		10/04/19	28,000	27,665,578
IBM Credit LLC,
Sr. Unsec’d. Notes	1.625		09/06/19	25,000	24,712,501

					87,128,323

Cosmetics/Personal Care 0.7%
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	1.800		05/05/20	20,000	19,613,142

Diversified Financial Services 0.4%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.049	(c)	05/26/20	1,000	1,008,739
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.649	(c)	05/21/21	10,500	10,537,275
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)	3.000		05/25/10	50,000	1,545,000

					13,091,014

Electric 2.7%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150		11/13/20	25,000	24,377,490
Black Hills Corp.,
Sr. Unsec’d. Notes	2.500		01/11/19	17,572	17,535,227
Georgia Power Co.,
Sr. Unsec’d. Notes	2.000		03/30/20	20,000	19,644,468
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%	2.549	(c)	11/28/18	17,000	16,948,747

					78,505,932

Foods 0.8%
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.835	(c)	03/16/20	9,600	9,606,223

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.879	%(c)	04/16/21	4,600	$4,617,698
Kellogg Co.,
Sr. Unsec’d. Notes	3.250		05/14/21	9,650	9,628,856

					23,852,777

Healthcare-Products 0.1%
Stryker Corp.,
Sr. Unsec’d. Notes	2.000		03/08/19	1,350	1,344,795

Healthcare-Services 0.5%
Anthem, Inc.,
Sr. Unsec’d. Notes	2.500		11/21/20	15,000	14,774,281

Insurance 1.7%
Ambac Assurance Corp.,
Sub. Notes, 144A	5.100		06/07/20	11	14,292
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)	7.337	(c)	02/12/23	48	48,937
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.637	(c)	06/26/20	24,600	24,575,382
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A	1.722		04/15/19	26,600	26,404,681

					51,043,292

Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.611	(c)	09/04/20	14,000	14,034,354

Media 0.8%
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.130%	2.451	(c)	03/04/20	23,000	23,044,350

Mining 0.2%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A	3.125		04/29/19	5,275	5,254,164

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	25

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.9%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.675	%(c)	03/16/20	25,000	$25,083,253

Oil & Gas 1.9%
Chevron Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.531	(c)	03/03/20	24,000	24,058,393
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.625		06/01/19	8,144	8,319,635
Shell International Finance BV (Netherlands),
Gtd. Notes	1.375		05/10/19	25,000	24,785,346

					57,163,374

Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	1.600		02/27/19	16,800	16,733,161
CVS Health Corp.,
Sr. Unsec’d. Notes	2.250		08/12/19	1,650	1,640,112

					18,373,273

Pipelines 0.0%
Enterprise Products Operating LLC,
Gtd. Notes	6.500		01/31/19	600	610,678

Retail 1.4%
Lowe’s Cos, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.936	(c)	09/14/18	5,000	5,004,800
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.100		12/07/18	26,093	26,052,932
Walmart, Inc.,
Sr. Unsec’d. Notes	3.125		06/23/21	11,717	11,744,211

					42,801,943

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300%		03/11/19	133	$132,720
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.879	(c)	05/22/20	800	805,418

					938,138

TOTAL CORPORATE BONDS (cost $1,157,070,200)					1,120,174,737

TOTAL LONG-TERM INVESTMENTS (cost $2,142,194,145)					2,134,430,536

				Shares

SHORT-TERM INVESTMENTS 28.3%

AFFILIATED MUTUAL FUND 3.6%
PGIM Core Ultra Short Bond Fund (cost $107,997,220)(w)				107,997,220	107,997,220

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT 6.6%
Bank of Nova Scotia, 1 Month LIBOR + 0.310%	2.396	%(c)	06/20/19	25,000	25,009,925
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.320%	2.659	(c)	07/08/19	24,650	24,693,288
Mizuho Bank Ltd., 3 Month LIBOR + 0.500%	2.835	(c)	09/24/18	20,000	20,004,456
Natixis SA, 1 Month LIBOR + 0.350%	2.436	(c)	03/05/19	25,000	25,008,875
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.210%	2.292	(c)	09/19/18	25,000	25,003,150
Sumitomo Mitsui Trust Bank Ltd., 1 Month LIBOR + 0.230%	2.309	(c)	09/18/18	25,000	25,003,850
Svenska Handelsbanken, 3 Month LIBOR + 0.400%	2.211	(c)	02/12/19	25,000	25,039,556
Toronto-Dominion Bank (The), 1 Month LIBOR + 0.190%	2.262	(c)	08/28/18	25,000	25,004,800

TOTAL CERTIFICATES OF DEPOSIT (cost $194,659,535)					194,767,900

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	27

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER 18.1%
American Water Capital Corp.,
144A	2.602	%(n)	09/18/18	8,000	$7,974,814
144A	2.602	(n)	09/19/18	7,000	6,977,474
Anthem, Inc., 144A	2.180	(n)	08/01/18	10,000	9,999,391
AON Corp.,
144A	2.515	(n)	08/30/18	3,000	2,994,350
144A	2.705	(n)	09/14/18	6,000	5,982,450
BAT International Finance PLC, 144A	2.756	(n)	09/10/18	18,000	17,952,461
Bell Canada, Inc.,
144A	2.464	(n)	09/04/18	1,000	997,796
144A	2.576	(n)	09/24/18	24,000	23,914,457
Campbell Soup Co.,
144A	2.590	(n)	09/17/18	13,000	12,959,197
144A	2.602	(n)	09/24/18	2,000	1,992,673
Celgene Corp., 144A	2.494	(n)	08/27/18	13,000	12,977,975
Dominion Resources, Inc., 144A	2.389	(n)	09/13/18	9,000	8,974,315
Electricite de France, 144A	2.336	(n)	08/16/18	9,000	8,991,028
ERAC USA Finance LLC, 144A	2.407	(n)	08/28/18	4,000	3,992,972
FMC Technologies, Inc.,
144A	2.651	(n)	09/06/18	4,000	3,990,557
144A	2.674	(n)	09/20/18	4,000	3,986,627
144A	2.757	(n)	09/14/18	7,000	6,979,525
Ford Motor Credit Co. LLC, 144A	2.049	(n)	10/04/18	25,000	24,897,670
Harley-Davidson Financial Services, Inc., 144A	2.561	(n)	09/19/18	4,000	3,986,906
Harley-Davidson Funding Corp., 144A	2.529	(n)	09/20/18	4,000	3,986,627
Hewlett Packard Enterprise Co., 144A	2.563	(n)	09/24/18	41,000	40,871,715
Holcim US Finance S.A.R.L. & Cie S.C.S., 144A	2.438	(n)	08/01/18	3,000	2,999,818
KCP&L Greater Missouri Operations Co., 144A	2.261	(n)	08/01/18	12,050	12,049,268
Marriot International, Inc.,
144A	2.502	(n)	08/08/18	2,000	1,999,016
144A	2.502	(n)	08/21/18	15,780	15,759,233
144A	2.523	(n)	09/21/18	5,000	4,982,934
NextEra Energy Capital Holdings, Inc., 144A	2.472	(n)	08/17/18	8,000	7,991,519
Nutrien Ltd.,
144A	2.654	(n)	09/24/18	8,000	7,968,247
144A	2.674	(n)	09/17/18	13,000	12,955,245
144A	2.674	(n)	09/21/18	4,000	3,984,123
Sempra Energy Global Enterprises,
144A	2.654	(n)	09/21/18	7,000	6,976,107
144A	2.705	(n)	09/13/18	9,000	8,974,315
144A	2.706	(n)	09/17/18	9,000	8,971,800
Societe Generale SA, 144A	2.325	(n)	08/31/18	25,000	24,957,504
Southern Co., 144A	2.546	(n)	08/27/18	5,000	4,991,529

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Spectra Energy Partners LP,
144A	2.489	%(n)	08/20/18	4,500	$4,494,367
144A	2.628	(n)	08/30/18	10,500	10,480,225
144A	2.658	(n)	08/24/18	10,000	9,984,953
Suncor Energy, Inc.,
144A	2.684	(n)	09/19/18	10,000	9,967,264
144A	2.684	(n)	09/20/18	2,000	1,993,313
144A	2.705	(n)	09/12/18	8,000	7,977,745
144A	2.705	(n)	09/13/18	5,000	4,985,730
Thomson Reuters Corp.,
144A	2.566	(n)	08/27/18	12,000	11,979,822
144A	2.576	(n)	08/31/18	13,000	12,974,779
TransCanada American Investments Ltd., 144A	2.683	(n)	09/11/18	5,000	4,987,283
TransCanada Pipelines Ltd.,
144A	2.684	(n)	09/17/18	4,000	3,987,467
144A	2.705	(n)	09/14/18	14,000	13,959,050
Tyco International Holding S.A.R.L., 144A	2.601	(n)	09/26/18	5,000	4,980,913
UBS AG,
144A, 1 Month LIBOR + 0.270%	2.357	(c)	09/04/18	15,000	15,004,530
144A, 1 Month LIBOR + 0.420%	2.514	(c)	05/31/19	10,000	10,006,210
UDR, Inc., 144A	2.449	(n)	08/02/18	8,000	7,999,026
Vodafone Group PLC (United Kingdom), 144A	1.775	(n)	09/04/18	25,000	24,944,413
VW Credit, Inc.,
144A	2.674	(n)	09/20/18	5,000	4,983,283
144A	2.684	(n)	09/13/18	15,000	14,957,192
144A	2.694	(n)	09/17/18	15,000	14,953,000

TOTAL COMMERCIAL PAPER (cost $536,457,166)					536,542,203

TOTAL SHORT-TERM INVESTMENTS (cost $839,113,921)					839,307,323

TOTAL INVESTMENTS 100.4% (cost $2,981,308,066)					2,973,737,859
Liabilities in excess of other assets(z) (0.4)%					(10,715,685)

NET ASSETS 100.0%					$2,963,022,174

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $17,198,004 and 0.6% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	29

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at July 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
41,500	09/07/18	1.429%(S)	3 Month LIBOR (1)(Q)	$44,139	$(50,130)	$(94,269)
35,000	01/08/19	1.344%(S)	3 Month LIBOR (1)(Q)	164,469	193,497	29,028
10,000	02/24/19	1.560%(S)	3 Month LIBOR (1)(Q)	173	31,636	31,463
59,000	04/05/19	1.585%(S)	3 Month LIBOR (1)(Q)	273,840	190,490	(83,350)
81,000	05/11/19	1.621%(S)	3 Month LIBOR (1)(Q)	231,025	758,568	527,543
70,000	08/21/19	1.591%(S)	3 Month LIBOR (1)(Q)	87,829	634,994	547,165
50,000	09/07/19	1.514%(S)	3 Month LIBOR (1)(Q)	—	527,776	527,776
50,000	09/13/19	1.546%(S)	3 Month LIBOR (1)(Q)	9,714	506,134	496,420
22,500	12/08/19	1.100%(S)	3 Month LIBOR (1)(Q)	(3,658)	542,441	546,099
20,000	03/02/20	1.802%(S)	3 Month LIBOR (1)(Q)	—	241,761	241,761
27,000	05/04/20	1.713%(S)	3 Month LIBOR (1)(Q)	142,133	574,333	432,200
40,200	06/15/20	1.035%(S)	3 Month LIBOR (1)(Q)	410,740	1,412,008	1,001,268
83,000	11/10/20	1.943%(S)	3 Month LIBOR (1)(Q)	911,044	1,861,809	950,765
70,065	05/09/21	2.855%(S)	3 Month LIBOR (1)(Q)	88,548	92,345	3,797
31,000	10/02/21	1.898%(S)	3 Month LIBOR (1)(Q)	451,083	863,253	412,170
19,000	06/15/22	1.873%(S)	3 Month LIBOR (1)(Q)	147,675	771,877	624,202

				$2,958,754	$9,152,792	$6,194,038

Cash of $4,327,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

30

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$175,355,102	$17,198,004
Credit Cards	—	123,279,273	—
Home Equity Loans	—	159,317,789	—
Residential Mortgage-Backed Securities	—	59,671,777	—
Student Loans	—	9,004,029	—
Certificates of Deposit	—	234,090,583	—
Commercial Mortgage-Backed Securities	—	431,107,142	—
Corporate Bonds	—	1,120,174,737	—
Affiliated Mutual Fund	107,997,220	—	—
Commercial Paper	—	536,542,203	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	6,194,038	—

Total	$107,997,220	$2,854,736,673	$17,198,004

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:

Commercial Paper	18.1%
Commercial Mortgage-Backed Securities	14.6
Banks	13.5
Certificates of Deposit	7.9
Automobiles	6.5
Home Equity Loans	5.4
Auto Manufacturers	4.8%
Credit Cards	4.2
Affiliated Mutual Fund	3.6
Computers	2.9
Electric	2.7
Biotechnology	2.1

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	31

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Industry Classification (cont’d.)
Residential Mortgage-Backed Securities	2.0%
Oil & Gas	1.9
Insurance	1.7
Retail	1.4
Commercial Services	0.9
Miscellaneous Manufacturing	0.9
Foods	0.8
Media	0.8
Cosmetics/Personal Care	0.7
Pharmaceuticals	0.6
Healthcare-Services	0.5
Machinery-Construction & Mining	0.5
Diversified Financial Services	0.4
Beverages	0.3
Student Loans	0.3
Mining	0.2%
Aerospace & Defense	0.1
Healthcare-Products	0.1
Telecommunications	0.0 *
Pipelines	0.0 *
Chemicals	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$6,371,657	*	Due from/to broker—variation margin swaps	$177,619	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$1,118,791

See Notes to Financial Statements.

32

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$1,775,859

For the six months ended July 31, 2018, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$647,221,667

(1)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	33

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $2,873,310,846)	$2,865,740,639
Affiliated investments (cost $107,997,220)	107,997,220
Cash	19,481,890
Deposit with broker for centrally cleared swaps	4,327,000
Dividends and interest receivable	6,920,553
Due from broker—variation margin swaps	33,384
Receivable for investments sold	18,079
Prepaid expenses	143

Total Assets	3,004,518,908

Liabilities
Payable for investments purchased	37,023,981
Dividends payable	4,343,136
Management fee payable	58,170
Accrued expenses and other liabilities	54,780
Affiliated transfer agent fee payable	16,667

Total Liabilities	41,496,734

Net Assets	$2,963,022,174

Net assets were comprised of:
Shares of beneficial interest, at par	$319,720
Paid-in capital in excess of par	2,992,483,857

2,992,803,577
Undistributed net investment income	6,676,388
Accumulated net realized loss on investment transactions	(35,081,622)
Net unrealized depreciation on investments	(1,376,169)

Net assets, July 31, 2018	$2,963,022,174

Net asset value and redemption price per share ($2,963,022,174 ÷ 319,719,848 shares of beneficial interest issued and outstanding)	$9.27

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2018

Net Investment Income (Loss)
Income
Interest income	$39,606,317
Affiliated dividend income	648,615

Total income	40,254,932

Expenses
Management fee	357,102
Custodian and accounting fees	56,241
Transfer agent’s fees and expenses (including affiliated expense of $49,616)	49,616
Audit fee	19,160
Legal fees and expenses	8,322
Trustees’ fees	6,117
Shareholders’ reports	4,387
Miscellaneous	17,963

Total expenses	518,908

Net investment income (loss)	39,736,024

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	214,819
Swap agreement transactions	1,118,791

1,333,610

Net change in unrealized appreciation (depreciation) on:
Investments	(6,797,472)
Swap agreements	1,775,859

(5,021,613)

Net gain (loss) on investment transactions	(3,688,003)

Net Increase (Decrease) In Net Assets Resulting From Operations	$36,048,021

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	35

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2018	Year Ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,736,024	$62,942,946
Net realized gain (loss) on investment transactions	1,333,610	9,353,011
Net change in unrealized appreciation (depreciation) on investments	(5,021,613)	(3,533,231)

Net increase (decrease) in net assets resulting from operations	36,048,021	68,762,726

Dividends from net investment income	(38,572,001)	(68,735,210)

Fund share transactions
Net proceeds from shares sold	91,000,000	35,707,576
Net asset value of shares issued in reinvestment of dividends and distributions	29,795,973	68,732,516
Cost of shares reacquired	(274,300,000)	(35,707,576)

Net increase (decrease) in net assets from Fund share transactions	(153,504,027)	68,732,516

Total increase (decrease)	(156,028,007)	68,760,032

Net Assets:
Beginning of period	3,119,050,181	3,050,290,149

End of period(a)	$2,963,022,174	$3,119,050,181

(a) Includes undistributed/(distributions in excess of) net investment income of:	$6,676,388	$5,512,365

See Notes to Financial Statements.

36

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 102.0%

CERTIFICATES OF DEPOSIT 25.3%
Bank of America NA,
1 Month LIBOR + 0.200%	1.780	%(c)	10/09/18	133,000	$132,999,953
1 Month LIBOR + 0.170%	2.267	(c)	08/08/18	125,000	124,999,315
1 Month LIBOR + 0.220%	2.317	(c)	01/14/19	116,000	116,004,292
1 Month LIBOR + 0.410%	2.497	(c)	11/06/18	159,000	159,082,667
Bank of Montreal,
1 Month LIBOR + 0.260%	2.357	(c)	02/08/19	147,000	147,048,216
Bank of Nova Scotia,
1 Month LIBOR + 0.310%	2.392	(c)	06/19/19	172,000	172,060,200
1 Month LIBOR + 0.430%	2.502	(c)	09/14/18	84,000	84,047,544
BNP Paribas SA,
1 Month LIBOR + 0.240%	2.322	(c)	02/19/19	120,000	120,000,840
1 Month LIBOR + 0.270%	2.342	(c)	11/15/18	143,000	143,048,906
3 Month LIBOR + 0.140%	2.472	(c)	06/24/19	228,000	228,018,881
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.190%	2.267	(c)	08/31/18	187,000	187,038,522
1 Month LIBOR + 0.230%	2.302	(c)	11/14/18	150,000	150,042,150
3 Month LIBOR + 0.130%	2.463	(c)	07/17/19	225,000	224,977,968
3 Month LIBOR + 0.200%	2.558	(c)	05/01/19	14,000	14,008,571
Citibank NA,
1 Month LIBOR + 0.190%	2.276	(c)	09/10/18	215,000	215,055,470
1 Month LIBOR + 0.180%	2.277	(c)	08/08/18	112,000	112,007,728
Citibank NA	2.330		10/22/18	220,000	220,047,549
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.160%	2.241	(c)	08/23/18	40,000	40,006,120
1 Month LIBOR + 0.210%	2.282	(c)	11/15/18	90,000	90,019,350
1 Month LIBOR + 0.400%	2.472	(c)	04/16/19	50,000	50,066,500
Credit Agricole Corporate & Investment Bank,
1 Month LIBOR + 0.330%	2.427	(c)	10/09/18	150,000	150,083,400
DNB Bank ASA,
1 Month LIBOR + 0.160%	2.247	(c)	08/06/18	71,000	71,003,408
Mizuho Bank Ltd.	1.950		08/07/18	84,000	83,999,688
MUFG Bank Ltd.	2.100		09/27/18	75,000	75,000,302
MUFG Bank Ltd.	2.260		10/29/18	75,000	75,001,760
Natixis SA,
1 Month LIBOR + 0.350%	2.436	(c)	03/05/19	176,500	176,562,658
Royal Bank of Canada,
3 Month LIBOR + 0.130%	2.467	(c)	07/12/19	200,000	199,980,728
Sumitomo Mitsui Banking Corp.,
1 Month LIBOR + 0.210%	2.292	(c)	09/19/18	168,000	168,021,168

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	37

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Trust Bank Ltd.,
1 Month LIBOR + 0.230%	2.309	%(c)	09/18/18	131,000	$131,020,174
3 Month LIBOR + 0.200%	2.535	(c)	09/25/18	15,000	15,007,365
Svenska Handelsbanken AB,
1 Month LIBOR + 0.180%	2.249	(c)	08/24/18	118,000	118,019,234
1 Month LIBOR + 0.160%	2.257	(c)	08/09/18	50,000	50,003,600
1 Month LIBOR + 0.180%	2.266	(c)	09/04/18	125,000	125,027,875
1 Month LIBOR + 0.190%	2.276	(c)	02/20/19	110,000	110,003,520
1 Month LIBOR + 0.220%	2.284	(c)	01/25/19	175,000	175,042,000
Swedbank AB,
1 Month LIBOR + 0.190%	2.259	(c)	02/25/19	200,000	199,989,400
1 Month LIBOR + 0.200%	2.287	(c)	11/06/18	223,000	223,052,851
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.190%	2.262	(c)	08/28/18	148,000	148,028,416
Toronto-Dominion Bank (The)	2.280		09/19/18	83,000	83,023,581
US Bank NA,
1 Month LIBOR + 0.180%	2.250	(c)	08/26/18	43,000	43,007,912
Wells Fargo Bank NA,
1 Month LIBOR + 0.220%	2.317	(c)	10/05/18	33,000	33,011,583
3 Month LIBOR + 0.160%	2.497	(c)	08/13/19	207,000	206,979,221
3 Month LIBOR + 0.230%	2.569	(c)	04/16/19	140,000	140,136,745
Westpac Banking Corp.,
1 Month LIBOR + 0.200%	2.286	(c)	11/05/18	153,000	153,040,698
3 Month LIBOR + 0.090%	2.425	(c)	04/26/19	245,000	244,981,919

TOTAL CERTIFICATES OF DEPOSIT (cost $5,928,518,431)					5,929,609,948

COMMERCIAL PAPER 41.3%
ABN AMRO Funding USA LLC,
144A	2.176	(n)	08/03/18	50,000	49,991,771
144A	2.325	(n)	09/05/18	58,000	57,879,940
Apple, Inc.,
144A	2.128	(n)	09/20/18	137,500	137,105,936
144A	2.129	(n)	09/19/18	100,000	99,719,444
144A	2.130	(n)	09/18/18	65,000	64,821,552
144A	2.141	(n)	09/24/18	116,000	115,639,353
Bank Nederlandse Gemeenten,
144A	1.968	(n)	08/01/18	14,000	13,999,248
144A	1.968	(n)	08/06/18	46,000	45,984,943
Bank of New York Mellon (The)	2.294	(n)	09/20/18	55,000	54,838,712
BASF SE,
144A	2.062	(n)	09/05/18	172,000	171,652,560

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
BASF SE, (cont’d.)
144A	2.072	%(n)	08/01/18	260,000	$259,986,119
144A	2.217	(n)	09/24/18	126,685	126,282,811
144A	2.222	(n)	09/25/18	83,000	82,731,062
CDP Financial, Inc.,
144A	2.085	(n)	09/14/18	60,000	59,847,750
144A	2.242	(n)	09/04/18	90,500	90,324,292
144A	2.253	(n)	09/13/18	61,000	60,848,876
144A	2.253	(n)	09/18/18	30,000	29,916,578
144A	2.253	(n)	09/19/18	90,000	89,744,125
144A	2.264	(n)	09/06/18	20,000	19,958,827
Chevron Corp.,
144A	2.056	(n)	09/04/18	275,000	274,477,310
144A	2.085	(n)	08/14/18	68,000	67,949,544
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.200%	2.282	(c)	10/19/18	3,000	3,000,900
144A, 1 Month LIBOR + 0.240%	2.330	(c)	01/03/19	125,000	125,029,875
144A, 1 Month LIBOR + 0.330%	2.402	(c)	02/28/19	12,000	12,009,744
CPPIB Capital, Inc.,
144A	2.088	(n)	09/19/18	155,000	154,559,326
Federation Des Caisses Desjardins,
144A	2.157	(n)	08/14/18	74,000	73,943,625
144A	2.162	(n)	08/20/18	203,000	202,777,490
144A	2.283	(n)	09/20/18	78,800	78,568,919
144A	2.315	(n)	09/14/18	64,000	63,836,000
144A, 1 Month LIBOR + 0.300%	2.384	(c)	06/19/19	150,000	150,029,400
General Dynamics Corp.,
144A	2.097	(n)	09/18/18	50,000	49,860,282
144A	2.104	(n)	08/01/18	138,000	137,992,552
144A	2.127	(n)	08/14/18	40,000	39,969,527
General Electric Co.	1.958	(n)	08/01/18	50,000	49,997,389
General Electric Co.	1.958	(n)	08/06/18	83,000	82,973,647
GlaxoSmithKline LLC,
144A	2.122	(n)	08/06/18	92,000	91,970,116
144A	2.126	(n)	08/08/18	75,000	74,967,483
144A	2.126	(n)	08/10/18	100,000	99,945,722
144A	2.147	(n)	08/20/18	55,000	54,939,714
144A	2.147	(n)	08/28/18	120,000	119,813,800
HSBC Bank PLC,
144A, 1 Month LIBOR + 0.160%	2.094	(c)	08/10/18	30,000	30,002,190
144A, 1 Month LIBOR + 0.210%	2.307	(c)	11/08/18	114,000	114,029,412
ING US Funding LLC,
1 Month LIBOR + 0.190%	2.264	(c)	08/13/18	98,000	98,009,996

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	39

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
ING US Funding LLC, (cont’d.)
1 Month LIBOR + 0.190%	2.282	%(c)	08/01/18	13,000	$13,000,117
International Bank for Reconstruction & Development	2.066	(n)	08/23/18	292,000	291,659,236
International Business Machine Corp.,
144A	2.170	(n)	09/25/18	197,000	196,377,612
144A	2.180	(n)	09/24/18	264,500	263,680,492
JPMorgan Securities LLC,
144A, 1 Month LIBOR + 0.270%	2.339	(c)	01/24/19	132,000	132,022,308
1 Month LIBOR + 0.300%	2.367	(c)	06/12/19	43,000	43,021,156
144A, 3 Month LIBOR + 0.110%	2.445	(c)	03/25/19	112,000	111,992,236
144A, 3 Month LIBOR + 0.180%	2.519	(c)	10/29/18	92,000	92,079,028
144A, 3 Month LIBOR + 0.180%	2.522	(c)	10/19/18	61,000	61,050,325
144A, 3 Month LIBOR + 0.180%	2.523	(c)	11/07/18	100,000	100,089,300
KFW,
144A	2.230	(n)	09/14/18	215,000	214,446,106
144A	2.233	(n)	09/12/18	84,000	83,793,714
National Australia Bank Ltd.,
144A	2.264	(n)	09/25/18	193,000	192,364,129
Nederlandse Waterschapsbank NV,
144A	2.062	(n)	09/04/18	5,000	4,990,069
Nestle Capital Corp.,
144A	2.076	(n)	08/13/18	31,000	30,978,641
144A	2.091	(n)	08/14/18	100,000	99,925,761
144A	2.112	(n)	09/17/18	37,500	37,399,900
144A	2.138	(n)	09/10/18	100,000	99,773,247
144A	2.138	(n)	09/12/18	50,000	49,880,973
144A	2.181	(n)	09/13/18	50,000	49,878,144
144A	2.191	(n)	09/06/18	50,000	49,897,890
144A	2.264	(n)	10/10/18	90,000	89,632,575
144A	2.264	(n)	10/11/18	30,000	29,875,560
Nestle Finance International Ltd.	2.126	(n)	08/14/18	50,000	49,962,880
Nissan Motor Acceptance Corp.,
144A	2.243	(n)	09/10/18	40,000	39,908,206
144A	2.243	(n)	09/11/18	120,000	119,717,760
144A	2.243	(n)	09/13/18	50,000	49,876,616
144A	2.243	(n)	09/17/18	210,000	209,431,041
Novartis Finance Corp.,
144A	2.053	(n)	08/06/18	135,000	134,957,047
144A	2.063	(n)	09/12/18	45,000	44,892,500
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.300%	2.018	(c)	01/11/19	50,000	50,024,650
144A, 1 Month LIBOR + 0.160%	2.241	(c)	08/21/18	39,000	39,005,538
144A, 1 Month LIBOR + 0.150%	2.247	(c)	08/09/18	50,000	50,003,450

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, (cont’d.)
144A, 1 Month LIBOR + 0.190%	2.271	%(c)	09/21/18	94,500	$94,526,649
Pfizer, Inc.,
144A	2.073	(n)	08/08/18	35,000	34,985,137
144A	2.151	(n)	09/24/18	100,000	99,690,167
Province of Alberta,
144A	2.243	(n)	09/04/18	57,000	56,890,164
144A	2.263	(n)	09/05/18	92,000	91,817,472
144A	2.263	(n)	09/10/18	55,000	54,874,973
144A	2.263	(n)	09/12/18	26,500	26,436,694
144A	2.273	(n)	10/04/18	65,000	64,759,175
Province of Quebec,
144A	2.106	(n)	08/13/18	58,000	57,959,619
PSP Capital, Inc.,
144A	2.075	(n)	09/11/18	74,000	73,828,196
144A	2.076	(n)	09/17/18	50,000	49,866,000
144A	2.106	(n)	08/16/18	80,000	79,930,915
144A	2.126	(n)	08/07/18	50,000	49,981,236
Roche Holdings, Inc.,
144A	2.086	(n)	09/13/18	45,000	44,889,835
144A	2.087	(n)	09/17/18	47,500	47,372,700
144A	2.097	(n)	09/12/18	40,000	39,904,444
Siemens Capital Co. LLC,
144A	2.223	(n)	09/26/18	263,000	262,153,424
Societe Generale SA,
144A	2.325	(n)	08/31/18	50,000	49,915,008
Texas Public Finance Auth.	2.100		08/09/18	27,000	27,000,270
Texas Public Finance Auth.	2.110		08/08/18	50,000	50,000,500
Toronto-Dominion Bank (The),
144A, 1 Month LIBOR + 0.230%	2.327	(c)	11/09/18	197,000	197,061,464
Total Capital Canada Ltd.,
144A	1.968	(n)	08/07/18	125,000	124,952,604
144A	2.222	(n)	09/20/18	268,000	267,197,005
Toyota Credit Canada, Inc.,
1 Month LIBOR + 0.230%	2.327	(c)	12/03/18	22,000	22,004,444
1 Month LIBOR + 0.250%	2.347	(c)	03/01/19	50,000	50,003,050
Toyota Finance Australia Ltd.,
1 Month LIBOR + 0.400%	2.222	(c)	11/13/18	78,000	78,060,762
1 Month LIBOR + 0.210%	2.274	(c)	10/22/18	60,500	60,518,876
Toyota Motor Finance (Netherlands) BV	2.188	(n)	08/28/18	122,000	121,816,200
UBS AG,
144A, 1 Month LIBOR + 0.270%	2.357	(c)	09/04/18	100,000	100,030,200

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	41

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
UBS AG, (cont’d.)
144A, 1 Month LIBOR + 0.420%	2.514	%(c)	05/31/19	94,000	$94,058,374
University of Texas System Board of Regents Revenue Financing	2.170		09/10/18	12,500	12,504,375
University of Texas System Board of Regents Revenue Financing	2.170		09/13/18	21,000	21,009,030
University of Texas System Board of Regents Revenue Financing	2.170		09/18/18	15,000	15,004,650
University of Virginia	—	(p)	08/07/18	25,000	24,990,750
University of Virginia	—	(p)	08/13/18	20,000	19,987,000
University of Virginia	—	(p)	09/11/18	12,000	11,971,320
Westpac Banking Corp.,
144A, 1 Month LIBOR + 0.250%	2.347	(c)	02/08/19	90,000	90,039,060

TOTAL COMMERCIAL PAPER (cost $9,674,318,469)					9,675,507,811

CORPORATE BONDS 1.7%

Auto Manufacturers 0.7%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060% (Cap N/A, Floor 0.000%),	2.415	(c)	05/15/19	136,000	135,989,112
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.230% (Cap N/A, Floor 0.000%),	2.573	(c)	08/15/18	16,900	16,903,137

					152,892,249

Banks 0.3%
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)	2.639	(c)	12/07/18	26,400	26,420,618
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.500%	2.819	(c)	11/28/18	41,000	41,066,789

					67,487,407

Beverages 0.7%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.339	(c)	10/15/18	172,000	172,042,173

TOTAL CORPORATE BONDS (cost $392,393,129)					392,421,829

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.3%

New York 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 08/07/18),	1.980	%(cc)	11/15/32	25,000	$25,000,000

Texas 0.2%
University of Texas System (The), Rev., Subser. G2, Rfdg., FRDD (Mandatory put date 08/07/18),	1.900	(cc)	08/01/45	29,940	29,940,000

TOTAL MUNICIPAL BONDS (cost $54,940,000)					54,940,000

REPURCHASE AGREEMENTS(m) 11.6%
Amherst Pierpont Securities LLC,
1.92%, dated 07/25/18, due 08/01/18 in the amount of $140,052,267				140,000	140,000,000
1.94%, dated 07/31/18, due 08/01/18 in the amount of $300,016,167				300,000	300,000,000
1.94%, dated 07/31/18, due 08/07/18 in the amount of $138,052,057				138,000	138,000,000
BNP Paribas SA,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $70,003,753				70,000	70,000,000
CF Secured LLC,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $300,016,083				300,000	300,000,000
Credit Agricole Corporate & Investment Bank,
1.92%, dated 07/31/18, due 08/01/18 in the amount of $260,013,867				260,000	260,000,000
1.93%, dated 07/31/18, due 08/07/18 in the amount of $235,088,190				235,000	235,000,000
Merrill Lynch,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $257,048,780				257,035	257,035,000
MUFG Securities (USA) LLC,
1.91%, dated 07/31/18, due 08/01/18 in the amount of $375,019,896				375,000	375,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	43

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS (Continued)
Nomura Securities International, Inc.,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $400,021,444				400,000	$400,000,000
TD Securities (USA) LLC,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $245,013,135				245,000	245,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,720,035,000)					2,720,035,000

	Interest Rate		Maturity Date
TIME DEPOSITS 0.6%
Australia & New Zealand Banking Group	2.350%		10/17/18	125,000	125,000,000
Northern Trust Co. (The)	1.880		08/01/18	16,874	16,874,000

TOTAL TIME DEPOSITS (cost $141,874,000)					141,874,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.6%
Federal Home Loan Bank	1.926	(n)	08/22/18	4,950	4,944,486
Federal Home Loan Bank	1.927	(n)	08/24/18	220,000	219,731,600
Federal Home Loan Bank, 1 Month LIBOR + (0.145)% (Cap N/A, Floor 0.000%)	1.927	(c)	11/16/18	271,000	270,976,274
Federal Home Loan Bank	1.930	(n)	08/15/18	208,000	207,845,456
Federal Home Loan Bank	1.931	(n)	09/10/18	79,000	78,831,493
Federal Home Loan Bank	1.931	(n)	09/11/18	105,000	104,770,365
Federal Home Loan Bank	1.932	(n)	08/20/18	415,000	414,581,680
Federal Home Loan Bank	1.935	(n)	08/17/18	722,000	721,387,022
Federal Home Loan Bank	1.941	(n)	08/21/18	143,000	142,848,277
Federal Home Loan Bank	1.951	(n)	08/29/18	425,000	424,368,450
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	1.954	(c)	12/24/18	234,000	233,995,301
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	1.966	(c)	11/21/18	159,000	159,002,163
Federal Home Loan Bank, 1 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	2.020	(c)	02/04/19	205,000	205,018,370
Federal Home Loan Bank, 3 Month LIBOR + (0.270)% (Cap N/A, Floor 0.000%)	2.073	(c)	10/05/18	47,000	47,003,858
Federal National Mortgage Assoc.	1.914	(n)	09/12/18	70,000	69,843,200

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.914	%(n)	09/14/18	120,000	$119,718,360

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,424,919,719)					3,424,866,355

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Bills	1.914	(n)	08/16/18	57,000	56,955,736
U.S. Treasury Bills	1.925	(n)	09/06/18	143,000	142,729,730
U.S. Treasury Bills	1.933	(n)	09/13/18	197,000	196,557,038
U.S. Treasury Bills	1.936	(n)	08/30/18	170,000	169,739,655
U.S. Treasury Bills	1.938	(n)	09/20/18	531,000	529,604,282
U.S. Treasury Bills	1.938	(n)	09/27/18	70,000	69,789,971
U.S. Treasury Bills	1.977	(n)	10/04/18	119,000	118,592,226
U.S. Treasury Bills	1.984	(n)	10/11/18	133,000	132,490,799
U.S. Treasury Bills	2.038	(n)	11/01/18	130,000	129,335,556

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,545,787,717)					1,545,794,993

TOTAL INVESTMENTS 102.0% (cost $23,882,786,465)					23,885,049,936
Liabilities in excess of other assets (2.0)%					(470,112,455)

NET ASSETS 100.0%					$23,414,937,481

See the Glossary for abbreviations used in the semiannual report:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by FHLB (coupon rate 1.500%, maturity date 10/21/19), FHLMC (coupon rates 0.000%-7.500%, maturity dates 10/01/18-08/01/48), FNMA (coupon rates 2.000%-7.000%, maturity dates 11/01/18-07/01/48), GNMA (coupon rates 3.000%-5.500%, maturity dates 01/15/34-07/20/67) and U.S. Treasury Securities (coupon rates 0.000%-3.625%%, maturity dates 10/15/18-02/15/48), with the aggregate value, including accrued interest, of $2,774,617,668.

(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of July 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	45

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,929,609,948	$—
Commercial Paper	—	9,675,507,811	—
Corporate Bonds	—	392,421,829	—
Municipal Bonds	—	54,940,000	—
Repurchase Agreements	—	2,720,035,000	—
Time Deposits	—	141,874,000	—
U.S. Government Agency Obligations	—	3,424,866,355	—
U.S. Treasury Obligations	—	1,545,794,993	—

Total	$—	$23,885,049,936	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:

Commercial Paper	41.3%
Certificates of Deposit	25.3
U.S. Government Agency Obligations	14.6
Repurchase Agreements	11.6
U.S. Treasury Obligations	6.6
Corporate Bonds	1.7
Time Deposits	0.6
Municipal Bonds	0.3%

102.0
Liabilities in excess of other assets	(2.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

46

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$578,000,000	$(578,000,000)	$—
Repurchase Agreements	BNP Paribas SA	70,000,000	(70,000,000)	—
Repurchase Agreements	CF Secured LLC	300,000,000	(300,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	495,000,000	(495,000,000)	—
Repurchase Agreements	Merrill Lynch	257,035,000	(257,035,000)	—
Repurchase Agreements	MUFG Securities (USA) LLC	375,000,000	(375,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	400,000,000	(400,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	245,000,000	(245,000,000)	—

		$2,720,035,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	47

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $21,162,751,465)	$21,165,014,936
Repurchase Agreements (cost $2,720,035,000)	2,720,035,000
Interest receivable	13,305,681
Prepaid expenses	323

Total Assets	23,898,355,940

Liabilities
Payable for investments purchased	482,833,132
Payable to custodian	380,283
Management fee payable	119,152
Accrued expenses and other liabilities	64,123
Affiliated transfer agent fee payable	16,667
Dividends payable	5,102

Total Liabilities	483,418,459

Net Assets	$23,414,937,481

Net assets were comprised of:
Shares of beneficial interest, at par	$23,411,529
Paid-in capital in excess of par	23,389,208,870

23,412,620,399
Distributions in excess of net investment income	(38,683)
Accumulated net realized gain on investment transactions	92,294
Net unrealized appreciation on investments	2,263,471

Net assets, July 31, 2018	$23,414,937,481

Net asset value and redemption price per share ($23,414,937,481 ÷ 23,411,528,658 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2018

Net Investment Income (Loss)
Interest income	$210,870,692

Expenses
Management fee	920,685
Custodian and accounting fees	75,019
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,535
Audit fee	12,316
Legal fees and expenses	8,021
Trustees’ fees	6,111
Shareholders’ reports	4,374
Miscellaneous	30,643

Total expenses	1,107,704

Net investment income (loss)	209,762,988

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	92,294
Net change in unrealized appreciation (depreciation) on investments	1,331,624

Net gain (loss) on investment transactions	1,423,918

Net Increase (Decrease) In Net Assets Resulting From Operations	$211,186,906

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	49

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2018	Year Ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,762,988	$273,826,896
Net realized gain (loss) on investment transactions	92,294	230,206
Net change in unrealized appreciation (depreciation) on investments	1,331,624	(3,862,277)

Net increase (decrease) in net assets resulting from operations	211,186,906	270,194,825

Dividends from net investment income	(209,850,861)	(274,051,674)

Fund share transactions
Net proceeds from shares sold	78,893,497,746	140,971,576,110
Net asset value of shares issued in reinvestment of dividends	209,130,526	273,122,231
Cost of shares reacquired	(78,199,734,404)	(144,286,929,866)

Net increase (decrease) in net assets from Fund share transactions	902,893,868	(3,042,231,525)

Total increase (decrease)	904,229,913	(3,046,088,374)

Net Assets:
Beginning of period	22,510,707,568	25,556,795,942

End of period(a)	$23,414,937,481	$22,510,707,568

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(38,683)	$49,190

See Notes to Financial Statements.

50

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 36.5%
Bank of America NA,
1 Month LIBOR + 0.170%	2.267	%(c)	08/08/18	70,000	$69,999,616
1 Month LIBOR + 0.200%	1.780	(c)	10/09/18	87,000	86,999,970
1 Month LIBOR + 0.410%	2.497	(c)	11/06/18	121,000	121,062,910
1 Month LIBOR + 0.220%	2.317	(c)	01/14/19	76,000	76,002,812
Bank of Montreal,
1 Month LIBOR + 0.260%	2.357	(c)	02/08/19	92,000	92,030,176
Bank of Nova Scotia,
1 Month LIBOR + 0.430%	2.502	(c)	09/14/18	125,000	125,070,750
1 Month LIBOR + 0.310%	2.392	(c)	06/19/19	114,000	114,039,900
BNP Paribas SA,
3 Month LIBOR + 0.140%	2.472	(c)	06/24/19	5,000	5,000,414
1 Month LIBOR + 0.240%	2.322	(c)	02/19/19	152,000	152,001,064
1 Month LIBOR + 0.270%	2.342	(c)	11/15/18	100,000	100,034,200
BNP Paribas SA	2.270		09/21/18	122,000	122,036,161
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.250%	2.583	(c)	09/13/18	3,000	3,000,703
3 Month LIBOR + 0.200%	2.543	(c)	05/01/19	40,000	40,024,488
1 Month LIBOR + 0.210%	2.282	(c)	11/15/18	125,000	125,021,625
1 Month LIBOR + 0.190%	2.276	(c)	08/20/18	44,200	44,203,271
1 Month LIBOR + 0.190%	2.267	(c)	08/31/18	25,000	25,005,150
1 Month LIBOR + 0.230%	2.302	(c)	11/14/18	95,000	95,026,695
3 Month LIBOR + 0.130%	2.463	(c)	07/17/19	81,000	80,992,068
Citibank NA,
1 Month LIBOR + 0.180%	2.277	(c)	08/08/18	70,000	70,004,830
1 Month LIBOR + 0.190%	2.276	(c)	09/10/18	117,000	117,030,186
Citibank NA	2.330		10/22/18	150,000	150,032,415
Commonwealth Bank of Australia,
1 Month LIBOR + 0.330%	2.412	(c)	03/01/19	20,000	20,016,480
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.160%	2.241	(c)	08/23/18	38,000	38,005,814
1 Month LIBOR + 0.210%	2.282	(c)	11/15/18	133,000	133,028,595
Credit Agricole Corporate & Investment Bank,
1 Month LIBOR + 0.330%	2.427	(c)	10/09/18	90,000	90,050,040
Credit Suisse AG	1.850		10/29/18	70,000	69,912,332
Credit Suisse AG,
1 Month LIBOR + 0.400%	2.473	(c)	09/17/18	185,000	185,101,565
DNB Bank ASA,
1 Month LIBOR + 0.160%	2.247	(c)	08/06/18	46,000	46,002,208
1 Month LIBOR + 0.300%	2.381	(c)	10/22/18	165,000	165,085,635
DNB Bank ASA	2.230		08/06/18	146,000	146,007,577
Mizuho Bank Ltd.	1.950		08/07/18	200,000	199,999,258
MUFG Bank Ltd.	2.100		09/27/18	154,000	154,000,616
MUFG Bank Ltd.	2.260		10/29/18	154,000	154,003,619

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	51

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Natixis SA,
3 Month LIBOR + 0.150%	2.492	%(c)	10/31/18	54,600	$54,614,891
1 Month LIBOR + 0.350%	2.436	(c)	03/05/19	143,000	143,050,765
Nordea Bank AB,
3 Month LIBOR + 0.200%	2.541	(c)	03/15/19	92,000	92,101,511
Royal Bank of Canada,
3 Month LIBOR + 0.130%	2.467	(c)	07/12/19	145,000	144,986,028
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.310%	2.392	(c)	10/19/18	165,000	165,089,265
Sumitomo Mitsui Banking Corp.,
1 Month LIBOR + 0.210%	2.292	(c)	09/19/18	114,200	114,214,389
Sumitomo Mitsui Banking Corp.	2.350		11/01/18	108,000	108,020,455
Sumitomo Mitsui Trust Bank Ltd.,
3 Month LIBOR + 0.200%	2.535	(c)	09/25/18	45,000	45,022,095
1 Month LIBOR + 0.230%	2.309	(c)	09/18/18	106,000	106,016,324
Sumitomo Mitsui Trust Bank Ltd.	1.940		08/06/18	250,000	249,999,500
Svenska Handelsbanken AB,
1 Month LIBOR + 0.190%	2.276	(c)	02/20/19	87,000	87,002,784
1 Month LIBOR + 0.180%	2.249	(c)	08/24/18	20,000	20,003,260
1 Month LIBOR + 0.160%	2.257	(c)	08/09/18	100,000	100,007,200
1 Month LIBOR + 0.220%	2.284	(c)	01/25/19	102,000	102,024,480
1 Month LIBOR + 0.180%	2.266	(c)	09/04/18	73,000	73,016,279
Swedbank AB,
1 Month LIBOR + 0.190%	2.259	(c)	02/25/19	170,000	169,990,990
Toronto-Dominion Bank (The),
3 Month LIBOR + 0.080%	2.410	(c)	03/21/19	117,000	116,999,416
1 Month LIBOR + 0.190%	2.262	(c)	08/28/18	113,000	113,021,696
Toronto-Dominion Bank (The)	2.280		09/19/18	40,000	40,011,364
Wells Fargo Bank NA,
3 Month LIBOR + 0.230%	2.569	(c)	04/16/19	130,000	130,126,978
1 Month LIBOR + 0.220%	2.317	(c)	10/05/18	105,000	105,036,855
3 Month LIBOR + 0.160%	2.497	(c)	08/13/19	118,000	117,988,155
Westpac Banking Corp.,
1 Month LIBOR + 0.200%	2.286	(c)	11/05/18	90,000	90,023,940
1 Month LIBOR + 0.400%	2.472	(c)	03/14/19	130,000	130,186,680

TOTAL CERTIFICATES OF DEPOSIT (cost $5,833,037,619)					5,834,388,443

COMMERCIAL PAPER 36.6%
ABN AMRO Funding USA LLC,
144A	2.450	(n)	09/05/18	140,000	139,710,200
Apple, Inc.,
144A	2.130	(n)	09/20/18	75,000	74,785,057

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Bank Nederlandse Gemeenten NV,
144A	1.940	%(n)	08/01/18	54,000	$53,997,100
144A	1.960	(n)	08/06/18	317,000	316,896,246
Bank of New York Mellon (The)	2.280	(n)	09/20/18	38,000	37,888,565
BASF SE,
144A	2.140	(n)	09/06/18	96,000	95,800,493
CDP Financial, Inc.,
144A	2.250	(n)	09/04/18	50,000	49,902,925
144A	2.250	(n)	09/06/18	10,000	9,979,414
144A	2.270	(n)	09/13/18	47,500	47,382,323
144A	2.270	(n)	09/14/18	90,000	89,771,625
144A	2.260	(n)	09/18/18	20,000	19,944,386
144A	2.260	(n)	09/19/18	60,000	59,829,414
144A	2.080	(n)	09/21/18	25,000	24,925,865
Chevron Corp.,
144A	2.020	(n)	08/14/18	47,000	46,965,126
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.330%	2.402	(c)	02/28/19	137,000	137,111,244
144A, 1 Month LIBOR + 0.200%	2.282	(c)	10/19/18	66,000	66,019,800
Federation Des Caisses Desjardins,
144A	2.140	(n)	09/14/18	45,000	44,873,437
144A	2.030	(n)	08/14/18	175,000	174,866,685
144A	2.080	(n)	09/05/18	50,000	49,898,700
144A	—	(p)	06/20/19	90,000	89,992,170
General Dynamics Corp.,
144A	2.120	(n)	08/01/18	92,000	91,995,032
144A	2.160	(n)	08/14/18	28,000	27,978,670
General Electric Co.	1.910	(n)	08/01/18	26,000	25,998,643
General Electric Co.	1.980	(n)	08/06/18	67,000	66,978,727
GlaxoSmithKline LLC,
144A	2.080	(n)	08/06/18	183,000	182,940,562
144A	2.140	(n)	08/08/18	25,000	24,989,160
144A	2.150	(n)	08/20/18	38,000	37,958,348
HSBC Bank PLC,
144A, 1 Month LIBOR + 0.160%	2.094	(c)	08/10/18	45,000	45,003,285
144A, 1 Month LIBOR + 0.210%	2.307	(c)	11/08/18	75,000	75,019,350
ING US Funding LLC,
1 Month LIBOR + 0.190%	2.264	(c)	08/13/18	132,000	132,013,464
1 Month LIBOR + 0.210%	2.288	(c)	09/11/18	181,000	181,015,747
1 Month LIBOR + 0.190%	2.282	(c)	08/01/18	22,000	22,000,198
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.180%	2.522	(c)	10/19/18	129,000	129,106,425
144A	—	(p)	11/07/18	42,000	42,037,506
144A, 1 Month LIBOR + 0.270%	2.339	(c)	01/24/19	42,000	42,007,098

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	53

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC, (cont’d.)
1 Month LIBOR + 0.300%	2.367	%(c)	06/12/19	95,000	$95,046,740
144A, 3 Month LIBOR + 0.110%	2.445	(c)	03/25/19	68,000	67,995,286
KFW,
144A	2.040	(n)	09/12/18	58,000	57,857,564
144A	2.040	(n)	09/14/18	276,000	275,288,969
National Australia Bank Ltd.,
144A	2.240	(n)	09/24/18	241,000	240,221,281
144A	2.240	(n)	09/25/18	90,000	89,703,477
Nederlandse Waterschapsbank NV,
144A	2.050	(n)	09/04/18	49,000	48,902,676
Nestle Capital Corp.,
144A	1.910	(n)	08/13/18	56,000	55,961,416
144A	2.030	(n)	08/14/18	38,000	37,971,789
144A	2.070	(n)	09/11/18	40,000	39,907,040
144A	2.070	(n)	09/13/18	50,000	49,878,145
144A	2.250	(n)	10/11/18	92,000	91,618,384
Nissan Motor Acceptance Corp.,
144A	2.220	(n)	09/10/18	146,100	145,764,715
144A	2.260	(n)	09/12/18	50,000	49,879,540
144A	2.260	(n)	09/13/18	50,000	49,876,615
144A	2.270	(n)	09/17/18	110,000	109,701,977
Novartis Finance Corp.,
144A	2.060	(n)	08/29/18	35,000	34,944,543
144A	2.060	(n)	09/10/18	35,200	35,119,983
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.160%	2.241	(c)	08/21/18	55,000	55,007,810
144A, 1 Month LIBOR + 0.150%	2.247	(c)	08/09/18	40,000	40,002,760
144A, 1 Month LIBOR + 0.300%	2.018	(c)	01/11/19	30,000	30,014,790
Province of Alberta,
144A	2.250	(n)	09/04/18	41,000	40,920,997
144A	2.250	(n)	09/05/18	64,000	63,873,024
144A	2.250	(n)	09/10/18	38,000	37,913,618
144A	2.250	(n)	09/12/18	18,500	18,455,805
144A	2.260	(n)	10/04/18	45,000	44,833,275
PSP Capital, Inc.,
144A	2.090	(n)	09/12/18	70,000	69,833,365
144A	2.090	(n)	09/17/18	50,000	49,866,000
Roche Holdings, Inc.,
144A	2.100	(n)	09/13/18	25,000	24,938,798
Societe Generale SA,
144A	2.170	(n)	08/31/18	159,000	158,729,732
Toronto-Dominion Bank (The),
144A,1 Month LIBOR + 0.230%	2.327	(c)	11/09/18	96,000	96,029,952

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Total Capital Canada Ltd.,
144A	1.970	%(n)	08/07/18	115,000	$114,956,395
144A	2.230	(n)	09/20/18	106,000	105,682,403
Toyota Credit Canada, Inc.,
1 Month LIBOR + 0.250%	2.347	(c)	03/01/19	46,000	46,002,806
Toyota Finance Australia Ltd.,
1 Month LIBOR + 0.400%	2.222	(c)	11/13/18	30,000	30,023,370
Toyota Motor Finance (Netherlands) BV,
3 Month LIBOR + 0.020%	2.350	(c)	11/26/18	123,000	122,998,310
UBS AG,
144A, 1 Month LIBOR + 0.270%	2.357	(c)	09/04/18	146,000	146,044,092
144A, 3 Month LIBOR + 0.230%	2.593	(c)	11/08/18	12,000	12,012,132
144A, 1 Month LIBOR + 0.420%	2.514	(c)	05/31/19	96,000	96,059,616
University of Virginia	—	(p)	09/11/18	9,600	9,577,056
Westpac Banking Corp.,
144A,1 Month LIBOR + 0.250%	2.347	(c)	02/08/19	93,000	93,040,362

TOTAL COMMERCIAL PAPER (cost $5,839,213,098)					5,840,039,598

CORPORATE BONDS 2.0%

Auto Manufacturers 0.5%
Toyota Motor Credit Corp. (United States),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	2.415	(c)	05/15/19	70,000	69,994,396
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.230%	2.573	(c)	08/15/18	17,700	17,703,286

					87,697,682

Banks 0.8%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	2.973	(c)	01/18/19	10,000	10,023,000
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	1.350		08/28/18	6,000	5,995,380
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.340%	2.665	(c)	03/20/19	6,180	6,190,577
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.639	(c)	05/28/19	70,000	70,071,120
Sr. Unsec’d. Notes, MTN, 144A, 3 Month LIBOR + 0.320%	2.639	(c)	12/07/18	7,000	7,005,467
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.480	(c)	05/24/19	21,000	21,018,901
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.500%	2.819	(c)	11/28/18	8,000	8,013,032

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	55

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
					$128,317,477

Beverages 0.7%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.339	%(c)	10/15/18	108,000	108,026,481

TOTAL CORPORATE BONDS (cost $324,043,083)					324,041,640

MUNICIPAL BONDS 0.8%

New York 0.2%
Triborough Bridge & Tunnel Auth., Rev., Subser. 2B, Rfdg.	1.980	(cc)	11/15/32	28,035	28,035,000

Texas 0.6%
University of Texas System (The), Fund Syst., Rev., Subser. G2, Rfdg.	1.900	(cc)	08/01/45	82,375	82,375,000
University of Texas System (The), Rev., Subser. G1, Rfdg.	1.900	(cc)	08/01/45	21,000	21,000,000

					103,375,000

TOTAL MUNICIPAL BONDS (cost $131,410,000)					131,410,000

REPURCHASE AGREEMENTS(m) 8.0%
Amherst Pierpont Securities LLC,
1.92%, dated 07/25/18, due 08/01/18 in the amount of $95,035,467				95,000	95,000,000
1.94%, dated 07/31/18, due 08/07/18 in the amount of $96,036,213				96,000	96,000,000
1.94%, dated 07/31/18, due 08/01/18 in the amount of $200,010,778				200,000	200,000,000
BNP Paribas SA,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $22,001,179				22,000	22,000,000
CF Secured LLC,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $200,010,722				200,000	200,000,000

See Notes to Financial Statements.

56

Description				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS (Continued)
Credit Agricole Corporate & Investment Bank,
1.93%, dated 07/31/18, due 08/07/18 in the amount of $163,061,170				163,000	$163,000,000
Merrill Lynch,
1.92%, dated 07/31/18, due 08/01/18 in the amount of $150,008,000				150,000	150,000,000
Nomura Securities International, Inc.,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $250,013,403				250,000	250,000,000
TD Securities (USA) LLC,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $100,005,361				100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,276,000,000)					1,276,000,000

	Interest Rate		Maturity Date

TIME DEPOSIT 0.4%
Northern Trust Co. (cost $60,265,000)	1.880%		08/01/18	60,265	60,265,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.0%
Federal Home Loan Bank	1.902	(n)	08/15/18	116,000	115,913,812
Federal Home Loan Bank	1.905	(n)	09/10/18	55,000	54,882,685
Federal Home Loan Bank	1.905	(n)	09/11/18	73,000	72,840,349
Federal Home Loan Bank	1.909	(n)	08/17/18	219,000	218,814,069
Federal Home Loan Bank	1.915	(n)	08/21/18	92,000	91,902,388
Federal Home Loan Bank	1.925	(n)	08/29/18	550,000	549,182,700
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	1.954	(c)	12/24/18	56,000	55,998,876
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	1.966	(c)	11/21/18	110,000	110,001,496

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,269,543,375)					1,269,536,375

U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Bills	1.888	(s)	08/16/18	37,000	36,971,267
U.S. Treasury Bills	1.899	(s)	09/06/18	92,000	91,826,120
U.S. Treasury Bills	1.905	(s)	09/27/18	450,000	448,649,811
U.S. Treasury Bills	1.907	(s)	09/13/18	131,000	130,705,441
U.S. Treasury Bills	1.909	(s)	08/30/18	115,000	114,823,884
U.S. Treasury Bills	1.912	(s)	09/20/18	350,000	349,080,036

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	57

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bills	1.950	%(s)	10/04/18	78,000	$77,732,720
U.S. Treasury Bills	1.957	(s)	10/11/18	88,000	87,663,085
U.S. Treasury Bills	2.010	(s)	11/01/18	90,000	89,540,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,426,990,457)					1,426,992,364

TOTAL INVESTMENTS 101.2% (amortized cost $16,160,502,632)					16,162,673,420
Liabilities in excess of other assets (1.2)%					(192,515,428)

NET ASSETS 100.0%					$15,970,157,992

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by FCSB (coupon rate 3.440%, maturity date 02/14/28), FHLB (coupon rates 0.000%-4.080%, maturity dates 08/20/18-09/25/37), FMAC (coupon rates 0.000%-8.000%, maturity dates 10/01/18-08/01/48), FNMA (coupon rates 0.000%-7.000%, maturity dates 11/01/18-06/01/51), GNMA (coupon rates 2.000%-7.000%, maturity dates 05/15/28-07/20/67), Tennessee Valley Auth. (coupon rates 5.375%-5.500%, maturity dates 06/15/38-04/01/56), and U.S. Treasury Securities (coupon rate 0.000%-2.875%%, maturity date 09/13/18-11/15/47), with the aggregate value, including accrued interest, of $1,301,634,234.

(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of July 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

58

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,834,388,443	$—
Commercial Paper	—	5,840,039,598	—
Corporate Bonds	—	324,041,640	—
Municipal Bonds	—	131,410,000	—
Repurchase Agreements	—	1,276,000,000	—
Time Deposit	—	60,265,000	—
U.S. Government Agency Obligations	—	1,269,536,375	—
U.S. Treasury Obligations	—	1,426,992,364	—

Total	$—	$16,162,673,420	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:

Commercial Paper	36.6%
Certificates of Deposit	36.5
U.S. Treasury Obligations	8.9
U.S. Government Agency Obligations	8.0
Repurchase Agreements	8.0
Corporate Bonds	2.0
Municipal Bonds	0.8
Time Deposit	0.4%

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$391,000,000	$(391,000,000)	$—
Repurchase Agreements	BNP Paribas SA	22,000,000	(22,000,000)	—
Repurchase Agreements	CF Secured LLC	200,000,000	(200,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	163,000,000	(163,000,000)	—
Repurchase Agreements	Merrill Lynch	150,000,000	(150,000,000)	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	59

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2018

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)	Net Amount
Repurchase Agreements	Nomura Securities International, Inc.	$250,000,000	$(250,000,000)	$—
Repurchase Agreements	TD Securities (USA) LLC	100,000,000	(100,000,000)	—

		$1,276,000,000

See Notes to Financial Statements.

60

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $14,884,502,632)	$14,886,673,420
Repurchase Agreements (cost $1,276,000,000)	1,276,000,000
Cash	829
Interest receivable	12,907,292

Total Assets	16,175,581,541

Liabilities
Payable for investments purchased	204,374,471
Management fee payable	823,498
Custodian & accounting fee payable	161,740
Accrued expenses and other liabilities	47,173
Affiliated transfer agent fee payable	16,667

Total Liabilities	205,423,549

Net Assets	$15,970,157,992

Net assets were comprised of:
Shares of beneficial interest, at par	$32,183,863
Paid-in capital in excess of par	15,935,803,340

15,967,987,203
Distributions in excess of net investment income	(143,353)
Accumulated net realized gain on investment transactions	143,354
Net unrealized appreciation on investments	2,170,788

Net assets, July 31, 2018	$15,970,157,992

Class D
Net asset value, offering price and redemption price per share, ($15,970,157,992÷15,968,045,593 shares of beneficial interest issued and outstanding)	$1.0001

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	61

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2018

Net Investment Income (Loss)
Interest income	$144,041,580

Expenses
Management fee	10,855,805
Custodian and accounting fees	358,550
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	89,549
Audit fee	12,723
Legal fees and expenses	8,780
Trustees’ fees	6,252
Shareholders’ reports	5,493
Miscellaneous	21,663

Total expenses	11,358,815
Less: Fee waiver and/or expense reimbursement	(6,292,774)

Net expenses	5,066,041

Net investment income (loss)	138,975,539

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	155,615
Net change in unrealized appreciation (depreciation) on investments	1,439,437

Net gain (loss) on investment transactions	1,595,052

Net Increase (Decrease) In Net Assets Resulting From Operations	$140,570,591

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2018	Year Ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$138,975,539	$161,405,843
Net realized gain (loss) on investment transactions	155,615	120,526
Net change in unrealized appreciation (depreciation) on investments	1,439,437	(1,664,890)

Net increase (decrease) in net assets resulting from operations	140,570,591	159,861,479

Dividends and distributions from net investment income	(139,131,249)	(161,524,644)

Fund share transactions
Net proceeds from shares sold	36,982,543,163	69,720,645,020
Net asset value of shares issued in reinvestment of dividends	139,109,457	161,510,624
Cost of shares reacquired	(34,368,454,383)	(70,103,039,166)

Net increase (decrease) in net assets from Fund share transactions	2,753,198,237	(220,883,522)

Total increase (decrease)	2,754,637,579	(222,546,687)

Net Assets:
Beginning of period	13,215,520,413	13,438,067,100

End of period(a)	$15,970,157,992	$13,215,520,413

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(143,353)	$12,357

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	63

Glossary:

The following abbreviations are used in the semi-annual report:

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Securities

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

64

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “PIP 2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP 2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

These financial statements relate only to the PGIM Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the PGIM Core Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and the PGIM Institutional Money Market Fund (the “Institutional Money Market Fund”) (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.

The investment objective of each of the Ultra Short Bond Fund and Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with relative stability of principal.

1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP 2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to

65

Notes to Financial Statements (unaudited) (continued)

the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of PIP 2, including: PIP 2’s Treasurer (or the Treasurer’s direct reports); and PIP 2’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades.

Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

66

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Ultra Short Bond Fund and Institutional Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation

67

Notes to Financial Statements (unaudited) (continued)

procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by a Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund is subject to

68

interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PIP 2, on behalf of the Short-Term Bond Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

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Notes to Financial Statements (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2018, the Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Institutional Money Market Fund and Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if

70

any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed (overdistributed) net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Under a management agreement with the PIP 2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreements provide that PGIM, Inc. will furnish investment advisory services in connection with the management of the Funds. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of each Fund. For its services on the Ultra Short Bond Fund and Short Term Bond Fund, PGIM, Inc. is reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PGIM Investments. PGIM Investments pays for the services of PGIM, Inc. on the Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Ultra Short Bond Fund and Short Term Bond Fund reimburse PGIM Investments for their costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2018, the costs were at an effective annual rate of .008% for the Ultra Short Bond Fund and 0.024% for the Short-Term Bond Fund. The management fee paid to PGIM Investments by the Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets.

PGIM Investments has contractually agreed through May 31, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses, such as dividend, broker charges and interest expense on short sales) of the Institutional Money Market Fund

71

Notes to Financial Statements (unaudited) (continued)

to 0.07% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. For the six months ended July 31, 2018, the effective management fee paid by the Institutional Money Market Fund was 0.06%.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund may invest its overnight sweep cash in the Ultra Short Bond Fund. Earnings from the Ultra Short Bond Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Treasury securities for the six months ended July 31, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Short-Term Bond Fund	$627,160,451	$424,232,612
Ultra Short Bond Fund*	1,413,395,000	1,179,395,000

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*

Although floating rate daily demand notes are shown as short-term investments in the Schedule of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts, along with securities which had a maturity beyond one year of acquisition. For the six months ended July 31, 2018, the Fund purchases and sales transactions under Rule 17a-7, were $0 and $2,702,960, respectively. There were no realized gains (losses associated with these 17a-7 transactions during the reporting period

For the six months ended July 31, 2018, Institutional Money Market Fund purchase and sale transactions under Rule 17a-7, were $0 and $2,002,171, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended July 31, 2018, is presented as follows:

Short-Term Bond Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$43,031,606	$1,080,594,614	$1,015,629,000	$ —	$ —	$107,997,220	107,997,220	$648,615

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2018 were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Bond Fund	$ 2,981,308,066	$85,390,265	$(86,766,434)	$(1,376,169)
Ultra Short Bond Fund	23,882,786,465	2,551,200	(287,729)	2,263,471
Institutional Money Market Fund	16,160,514,893	2,346,587	(188,060)	2,158,527

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire

73

Notes to Financial Statements (unaudited) (continued)

unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2018, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$17,664,000

Pre-Enactment Losses:
Expiring 2019	18,751,000

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

Shares of the Ultra Short Bond Fund, the Short-Term Bond Fund and the Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc. As of July 31, 2018, 100% of the shares outstanding were owned by such entities of which six shareholders held 52% of outstanding shares of the Ultra Short Bond Fund, three shareholders held 91% of outstanding shares of the Short-Term Bond Fund and four shareholders held 36% of outstanding shares of the Institutional Money Market Fund.

PIP 2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

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Transactions in shares of beneficial interest were as follows:

	Short-Term Bond Fund		Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2018:
Shares sold	9,816,613	$91,000,000	78,893,497,746	$78,893,497,746
Shares issued in reinvestment of dividends and distributions	3,214,236	29,795,973	209,130,526	209,130,526
Shares reacquired	(29,590,076)	(274,300,000)	(78,199,734,404)	(78,199,734,404)

Net increase (decrease) in shares outstanding	(16,559,227)	$(153,504,027)	902,893,868	$902,893,868

Year ended January 31, 2018:
Shares sold	3,837,382	$35,707,576	140,971,576,109	$140,971,576,110
Shares issued in reinvestment of dividends and distributions	7,399,751	68,732,516	273,122,231	273,122,231
Shares reacquired	(3,837,382)	(35,707,576)	(144,286,929,866)	(144,286,929,866)

Net increase (decrease) in shares outstanding	7,399,751	$69,732,516	(3,042,231,526)	$(3,042,231,525)

			Institutional Money Market Fund
			Shares	Amount
Six months ended July 31, 2018:
Shares sold			36,981,287,034	$36,982,543,163
Shares issued in reinvestment of dividends and distributions			139,105,600	139,109,457
Shares reacquired			(34,367,201,944)	(34,368,454,383)

Net increase (decrease) in shares outstanding			2,753,190,690	$2,753,198,237

Year ended January 31, 2018:
Shares sold			69,711,122,719	$69,720,645,020
Shares issued in reinvestment of dividends and distributions			161,491,067	161,510,624
Shares reacquired			(70,093,366,208)	(70,103,039,166)

Net increase (decrease) in shares outstanding			(220,752,422)	$(220,883,522)

7. Borrowings

PIP 2, on behalf of the Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain

75

Notes to Financial Statements (unaudited) (continued)

benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Short-Term Bond Fund did not utilize the SCA during the period ended July 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The market price of the Fund’s investments will change in response to changes in interest rate and other factors. During periods of rising interest rates, the market price of fixed income instruments generally declines. As interest rates increase, slower than

76

expected principal payments may extend the average life of securities, potentially locking in below-market interest rates and reducing the Fund’s value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from the instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2018(a)		Year Ended January 31,
			2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.28		$9.27	$9.28	$9.33	$9.33	$9.30
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.19	0.14	0.13	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.01)		0.03	0.02	(0.03)	(0.04)	(0.03)
Total from investment operations	0.11		0.22	0.16	0.10	0.12	0.16
Less Dividends:
Dividends from net investment income	(0.12)		(0.21)	(0.17)	(0.15)	(0.12)	(0.13)
Net Asset Value, end of period	$9.27		$9.28	$9.27	$9.28	$9.33	$9.33
Total Return(b):	1.16%		2.36%	1.78%	1.04%	1.28%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,963,022		$3,119,050	$3,050,290	$2,994,467	$3,652,005	$3,687,839
Average net assets (000)	$3,050,490		$3,082,883	$3,021,138	$3,403,519	$3,649,937	$3,680,946
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.03%	(d)	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.03%	(d)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	2.63%	(d)	2.04%	1.50%	1.34%	1.71%	2.00%
Portfolio turnover rate(e)	20%	(f)	53%	29%	25%	34%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Not annualized.

See Notes to Financial Statements.

78

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2018(a)		Year Ended January 31,
			2018(a)		2017(a)		2016(a)		2015		2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01		0.01		-	(b)	-	(b)	-	(b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-		-		-
Total from investment operations	0.01		0.01		0.01		-		-		-
Dividends and distributions to shareholders	(0.01)		(0.01)		(0.01)		-	(b)	-	(b)	-	(b)
Net Asset Value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(c):	0.96%		1.18%		0.63%		0.21%		0.15%		0.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,414,937		$22,510,708		$25,556,796		$41,757,809		$43,585,206		$38,389,097
Average net assets (000)	$21,938,021		$23,440,098		$30,480,402		$41,343,564		$40,003,023		$37,135,455
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	(d)	0.01%		0.01%		0.01%		0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.01%	(d)	0.01%		0.01%		0.01%		0.01%		0.01%
Net investment income (loss)	1.93%	(d)	1.17%		0.60%		0.21%		0.15%		0.15%
Portfolio turnover rate(e)(f)	84%	(g)	111%		46%		-		-		-

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	79

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited) (continued)

(f)

The portfolio turnover rate calculation is for the six months ended July 31, 2018, the year ended January 31, 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

(g)	Not annualized.

See Notes to Financial Statements.

80

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2018		Year Ended January 31, 2018	July 19, 2016(a) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0001		$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0095		0.0114	0.0031
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(c)	(0.0001)	0.0002
Total from investment operations	0.0095		0.0113	0.0033
Less Dividends:
Dividends from net investment income	(0.0095)		(0.0114)	(0.0031)
Net Asset Value, end of period	$1.0001		$1.0001	$1.0002
Total Return(d):	0.95%		1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,970,158		$13,215,520	$13,438,067
Average net assets (000)	$14,594,360		$14,177,712	$12,592,981
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.07%	(f)	0.07%	0.07%	(f)
Expenses before waivers and/or expense reimbursement	0.16%	(f)	0.16%	0.16%	(f)
Net investment income (loss)	1.92%	(f)	1.14%	0.61%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	81

Approval of Advisory Agreements (unaudited)

PGIM Core Ultra-Short Bond Fund

(formerly, Prudential Core Ultra-Short Bond Fund)

PGIM Core Short-Term Bond Fund

(formerly, Prudential Core Short-Term Bond Fund)

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the

[1]	PGIM Core Short-Term Bond Fund and PGIM Ultra-Short Bond Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM

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Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to each Fund during the year ended December 31, 2017 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2017. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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PGIM Core Ultra- Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board also noted, however, that the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.
•

The Board further considered PGIM Investments’ assertion that the Fund’s performance relative to its peers was of limited relevance, because the Fund invested more conservatively than peer funds, which was appropriate in light of the fact that the Fund served as a cash sweep vehicle for the other funds in the PGIM fund complex.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (unaudited)

PGIM Institutional Money Market Fund

(formerly, Prudential Institutional Money Market Fund)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund. (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.

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any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser,as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

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The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2017. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its Peer Universe median over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s total annual operating expenses at 0.07% through May 31, 2019.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2018